Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per Share
Schedule of income and share data used in the basic and diluted EPS calculations

	2020	2019
Loss attributed to equity shareholders (in € thousand)	(188,427)	(63,479)
Weighted average number of ordinary shares outstanding	67,992	59,231
Basic and diluted EPS (in €)	(2,771)	(1,072)